UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

(Registrant's telephone number, including area code): (414) 765-6872

Date of fiscal year end:  October 31, 2017

Date of reporting period:  October 31, 2017

Item 1. Reports to Stockholders.

HUBER CAPITAL EQUITY INCOME FUND

HUBER CAPITAL SMALL CAP VALUE FUND

HUBER CAPITAL DIVERSIFIED
LARGE CAP VALUE FUND

HUBER CAPITAL MID CAP VALUE FUND

Investor Class
Institutional Class

ANNUAL REPORT
October 31, 2017

Huber Funds

TABLE OF CONTENTS

Letter to Shareholders	1
Performance Summary	7
Expense Example	11
Sector Allocation of Portfolio Assets	14
Schedule of Investments	16
Statements of Assets And Liabilities	30
Statements of Operations	34
Statements of Changes In Net Assets	36
Financial Highlights	44
Notes to Financial Statements	52
Report of Independent Registered Public Accounting Firm	67
Notice to Shareholders	68
Information about Trustees and Officers	69
Householding	73
Privacy Notice	74

November 27, 2017

Dear Shareholder:

For the 10/31/17 fiscal year, the Huber Capital Diversified Large Cap Value Fund1 (“Diversified Large Cap Fund”), the Huber Capital Mid Cap Value Fund2 (“Mid Cap Value Fund”), and the Huber Capital Equity Income Fund3 (“Equity Income Fund”) each outperformed their respective benchmarks, while the Huber Small Cap Value Fund4 (“Small Cap Value Fund”) underperformed its benchmark.

The year was dominated by large cap growth, especially technology companies such as the highly popular “FANG” (Facebook, Amazon, Netflix and Google) stocks, which have pushed indices to all-time highs.  Additionally, the weaker US dollar has provided a tailwind to companies with global operations, which have seen revenue and profits benefit from foreign exchange rates.  At current elevated valuations, we believe the market is expensive, although we still see a small handful of underappreciated names, especially in small caps, as well as the smallest quartile of large cap names.

Diversified Large Cap Value Fund Review

The Investor Class and Institutional Class of the Diversified Large Cap Value Fund returned 25.37% and 25.53%, respectively, outperforming the 17.78% total return of the Russell 1000® Value Index and the 23.63% total return of the S&P 500® Index for the fiscal year ending October 31, 2017.  Relative to the Russell 1000® Value Index, the largest positive contributors to the Fund’s relative performance were financial services, producer durables, and energy, while the largest detractor was healthcare.

Within financial services, CNO Financial Group, Inc. (“CNO” or “CNO Financial”), Bank of America Corporation (“Bank of America”), and Citigroup were the largest contributors to relative performance.  CNO Financial, a holding company for a group of insurers, executed well operationally.  Bank of America and Citigroup, financial services companies, along with many of their peers, saw share price improvement after passing the Fed’s stress test.  We see the increased flexibility as a potential positive for shareholders, as it may increase a bank’s willingness to allocate capital to increase dividends or repurchase shares.

________________

[1]	Huber Capital Diversified Large Cap Value Fund (“Diversified Large Cap Value Fund”), benchmarked to the Russell 1000® Value Index
[2]	Huber Capital Mid Cap Value Fund (“Mid Cap Value Fund”), benchmarked to the Russell Midcap® Value Index
[3]	Huber Capital Equity Income Fund (“Equity Income Fund”), benchmarked to the Russell 1000® Value Index
[4]	Huber Capital Small Cap Value Fund (“Small Cap Value Fund”), benchmarked to the Russell 2000® Value Index

Within producer durables, KBR, Inc. (“KBR”) and Northrop Grumman Corp. (NOC) (“Northrop Grumman”) were the largest contributors to relative performance.  KBR, a construction and engineering company, performed well as earnings appeared to stabilize, and the company repurchased shares.  Northrop Grumman, a defense contractor, executed well, particularly in its aerospace segment.  We believe company management acted prudently and in the best interest of shareholders as they continued to allocate a significant portion of free cash flow towards share buybacks.  We feel the share price has also benefitted from increased geopolitical tensions.

Royal Dutch Shell plc (“Royal Dutch Shell”) was the largest contributor to relative performance in the energy sector following improvements in industry fundamentals, as well as a reduction in the breakeven oil price of the company’s new projects.

Within healthcare, Merck & Co., Inc. (“Merck”) was the largest detractor from relative performance.  Merck, a large pharmaceutical company, experienced share price weakness due to a decline in pharmaceutical sales, loss of exclusivity in some of their products, and cyber-attacks which shut down some of its operations for several days.

Equity Income Fund Review

The Investor and Institutional Classes of the Equity Income Fund returned 23.71% and 24.10%, respectively, outperforming the 17.78% total return of the Russell 1000® Value Index and the 23.63% total return of the S&P 500® Index during the fiscal year ending October 31, 2017. Relative to the Russell 1000® Value Index, the largest positive contributors to the Fund’s performance were financial services, producer durables and energy while the largest sector detractor was healthcare.

Within financial services, CNO Financial, Bank of America and Citigroup were the largest contributors to relative performance; all companies are discussed in the Diversified Large Cap Value Fund section of this letter.

Within producer durables, KBR and Northrop Grumman were the largest contributors to relative performance.  Both are discussed in the Diversified Large Cap Value Fund section of this letter.

Within energy, Royal Dutch Shell was the largest contributor to relative performance; the company was discussed in the Diversified Large Cap Value Fund section of this letter.

Within health care, Merck was the largest detractor from relative performance; the company was discussed in the Diversified Large Cap Value Fund section of this letter.

Small Cap Value Fund Review

The Investor and Institutional Classes of the Small Cap Value Fund returned 21.43% and 21.74% respectively, underperforming the Russell 2000® Value Index and the Russell 2000® Index, which generated total returns of 24.81% and 27.85%, respectively, in the fiscal year ending October 31, 2017.  Relative to the Russell 2000® Value Index, the largest positive contributors to the Fund’s performance were financial services, technology and energy while the largest sector detractors were consumer discretionary, health care and materials & processing.

Within financial services, CNO Financial and Park Sterling Corporation (“Park Sterling”) were the largest contributors to relative performance. CNO Financial was discussed in the Diversified Large Cap Value Fund section of this letter while Park Sterling, a bank holding company, benefited mainly during the first part of the year on expectations of a better regulatory environment. The share price also moderately increased following an announcement of a pending merger with South State Corporation.

Within technology, Comtech Telecommunications, a communications solutions provider, was the largest contributor to relative performance.  The company saw share price increase due to a positive business outlook related to new bookings in both their commercial and government segments.

Within energy, despite negative performance of Flotek Industries, the portfolio’s underweight exposure to the worst performing sector in the index garnered relative positive performance.

Within consumer discretionary, Iconix Brand Group, Inc. (“Iconix”), a brand management company, was the largest detractor from relative performance on disappointing earnings and sales due to weak operating trends and lower than anticipated licensing revenue.

Within healthcare, hospital operator Tenet Healthcare Corp. was the principal detractor.  Lack of clarity surrounding healthcare reform coupled with high balance sheet leverage weighed on performance.  We believe the valuation is still attractive.

Within materials & processing, Innospec, Inc. (“Innospec”) and Uranium Participation Corp. (“Uranium Participation”) were the largest detractors from the Fund’s relative performance.  Innospec, a manufacturer of fuel additives and other specialty chemicals, gave back some of its performance from prior periods.  The company has a portfolio of profitable businesses and has generally performed in-line with our expectations. Uranium Participation, a company that makes a majority of its investments in uranium, saw share price weakness due to a difficult commodity pricing environment.

Mid Cap Value Fund Review

The Investor and Institutional Classes of the Mid Cap Value Fund returned 19.49% and 19.78%, respectively, outperforming the Russell Midcap® Value Index, which generated a total return of 17.12% in the fiscal year ending October 31, 2017.  Relative to the Russell Midcap® Value Index, the largest positive contributors to the Fund’s performance were financial services, consumer staples and utilities while the largest sector detractors were materials & processing and consumer discretionary.

Within financial services, CNO Financial was the largest contributor to relative performance; CNO Financial was discussed in the Diversified Large Cap Value Fund section of this letter.

Within the consumer staples, Lamb Weston Holdings Inc. (“Lamb Weston”) was the largest contributor to the Fund’s relative performance.  Lamb Weston, a supplier of various types of potato and vegetable products, had a strong year of revenue growth driven by tight manufacturing capacity and improvements in cost structure.  The company is also expanding their production capacity in 2018.

Within utilities, Great Plains Energy and Entergy Corporation (“Entergy”) contributed the most to relative performance.  Great Plains Energy, a utility holding company operating in the electric utility segment, saw share price improvement following their merger with Westar Energy.  The merger was viewed favorably by investors as it diversifies and enhances the company’s earnings stream.  We believe the combined entity is a more valuable company for shareholders and a stronger company for customers.  Entergy, an integrated energy company in electric power production and retail electric distribution operations, reported strong quarterly earnings results as well as affirmed their earnings guidance for the year.

Within the materials & processing, Innospec and Uranium Participation were the largest detractors from the Fund’s relative performance; both companies were discussed in the Small Cap Value Fund section of this letter.

Within consumer discretionary, Iconix, a brand management company, was the largest detractor from relative performance; the company was discussed in the Small Cap Value Fund section of this letter.

Outlook

Huber Capital Management maintains a high degree of optimism.  We remain disciplined with respect to our philosophy and process, populating the Funds with companies we believe embody meaningful upside while simultaneously possessing tangible valuation support.  It continues to be our view that in the long run a company’s valuation will ultimately reflect its normalized cash generation capabilities.  By investing in out-of-favor companies that trade at a discount to our estimate of normalized earnings, we seek to provide superior risk-adjusted returns over time.

As part of our effort to mitigate risk, we seek to ensure diversification within our Funds, aiming for neutrality relative to the weight of important factors in the macro-economy, a policy also consistent with 100% bottom-up investment management.  With the massive shift of assets from active to passive management in recent years, benchmarks have become price momentum strategies.  Flows into index funds and exchange-traded funds have resulted in the bidding up of underlying securities and, accordingly, the distortion of sector and industry weights relative to the weight of the related factor in the macro-economy.  Additionally, frequently used classification schema may assign companies to sectors which, in our view, don’t accurately reflect the company’s primary exposure.  Accordingly, Huber Capital Management utilizes a GDP (gross domestic product)-based factor analysis to assess factor exposure and may, therefore, at times appear meaningfully out-of-line with respect to corresponding benchmark weights, despite being adequately diversified.

Nevertheless, as of October 31, 2017, the Funds were positioned as follows with respect to the sector weights in their corresponding benchmarks: the Diversified Large Cap Value Fund was overweight producer durables, technology, consumer discretionary and underweight financial services, health care, utilities, energy, materials & processing and consumer staples. The Equity Income Fund was overweight producer durables, consumer discretionary and technology and underweight financial services, utilities, health care, energy, material & processing and consumer staples.  The Small Cap Value Fund was overweight materials & processing, technology, producer durables and financial services and underweight health care, utilities, consumer discretionary and energy.  The Mid Cap Value Fund was overweight technology, materials & processing, producer durables and energy and underweight utilities, health care, financial services, consumer discretionary and consumer staples.

As always, we would like to thank you for your continued support and for entrusting us with your investment dollars.

Sincerely,

The Huber Capital Management Team

Past performance is not a guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible. The Funds may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The risks are greater for investments in emerging markets.  Additionally, the Funds are subject to sector emphasis risk meaning that companies in the same or related businesses may comprise a significant portion of a Fund’s portfolio and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of a portfolio. Investments in initial public offerings (“IPOs”) carry additional risk such as market and liquidity risk and can fluctuate considerably. When a Fund’s asset base is small, the impact of IPOs on the Fund’s performance could be magnified. Investments in smaller and medium cap companies involve additional risks such as limited liquidity and greater price volatility than large-capitalization companies. Value stocks have a lower expected growth rate in earnings and sales versus growth stocks.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please see the schedule of investments in this report for complete Fund holdings. Current and future portfolio holdings are subject to risk.

The information provided herein represents the opinion of Huber Capital Management, LLC and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The S&P 500® Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation.  It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index, an unmanaged index, is comprised of the 2,000 smallest companies in the Russell 3000® Index.

The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell Midcap® Value Index, an unmanaged index, measures the performance of the mid-cap value segment of the U.S.  It is a market capitalization weighted index representing the smallest 800 companies in the Russell 1000® Index.

The indexes do not reflect the payment of transaction costs, fees and expenses associated with an investment in the Funds.  The Funds’ value disciplines may prevent or restrict investment in major stocks in the benchmark indices.  It is not possible to invest directly in an index.  The Funds’ returns may not correlate with the returns of their benchmark indexes.

Cash flow measures the cash generating capability of a company by adding non-cash charges (e.g., depreciation) and interest expense to pretax income.

Diversification does not assure a profit, nor does it protect against a loss in a declining market.

Huber Funds

HUBER CAPITAL EQUITY INCOME FUND
Comparison of the change in value of a $10,000 investment in the Huber Capital Equity
Income Fund – Investor Class vs the Russell 1000® Value Index and the S&P 500® Index

Average Annual Total Return

				Since
				Inception*
	1 Year	5 Year	10 Year	(10/25/11)
Huber Capital Equity Income
Fund – Investor Class	23.71%	10.30%	4.34%	—
Huber Capital Equity Income
Fund – Institutional Class	24.10%	10.74%	—	12.10%
Russell 1000® Value Index	17.78%	13.48%	5.99%	14.43%
S&P 500® Index	23.63%	15.18%	7.51%	15.52%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  The most recent month-end performance may be obtained by calling 1-888-482-3726 (888-HUBERCM).

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares.  Performance data shown does not reflect the 1.00% redemption fee imposed on shares held 60 days or less.  If it did, total returns would be reduced.  Indices do not incur expenses and are not available for investment.

The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500® Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

Foreign securities typically involve greater volatility and political, economic and currency risks and differences in accounting methods than domestic securities.

*  The Institutional Class commenced operations on October 25, 2011.

Huber Funds

HUBER CAPITAL SMALL CAP VALUE FUND
Comparison of the change in value of a $10,000 investment in the Huber Capital Small Cap
Value Fund – Investor Class vs the Russell 2000® Index and the Russell 2000® Value Index

Average Annual Total Return
				Since
				Inception*
	1 Year	5 Year	10 Year	(10/25/11)
Huber Capital Small Cap Value
Fund – Investor Class	21.43%	6.86%	7.24%	—
Huber Capital Small Cap Value
Fund – Institutional Class	21.74%	7.26%	—	10.90%
Russell 2000® Index	27.85%	14.49%	7.63%	14.76%
Russell 2000® Value Index	24.81%	13.58%	7.04%	14.36%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  The most recent month-end performance may be obtained by calling 1-888-482-3726 (888-HUBERCM).

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares.  Performance data shown does not reflect the 1.00% redemption fee imposed on shares held 60 days or less.  If it did, total returns would be reduced.  Indices do not incur expenses and are not available for investment.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index.

The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Foreign securities typically involve greater volatility and political, economic and currency risks and differences in accounting methods than domestic securities.

*  The Institutional Class commenced operations on October 25, 2011.

Huber Funds

HUBER CAPITAL DIVERSIFIED LARGE CAP VALUE FUND
Comparison of the change in value of a $10,000 investment in the Huber Capital
Diversified Large Cap Value Fund – Investor Class vs the Russell 1000® Value Index and
the S&P 500® Index

Average Annual Total Return
		Since Inception*
	1 Year	(12/31/12)
Huber Capital Diversified Large Cap Value
Fund – Investor Class	25.37%	10.95%
Huber Capital Diversified Large Cap Value
Fund – Institutional Class	25.53%	11.32%
Russell 1000® Value Index	17.78%	13.50%
S&P 500® Index	23.63%	15.39%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  The most recent month-end performance may be obtained by calling 1-888-482-3726 (888-HUBERCM).

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares.  Performance data shown does not reflect the 1.00% redemption fee imposed on shares held 60 days or less.  If it did, total returns would be reduced.  Indices do not incur expenses and are not available for investment.

The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500® Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

Foreign securities typically involve greater volatility and political, economic and currency risks and differences in accounting methods than domestic securities.

*  The Fund commenced operations on December 31, 2012.

Huber Funds

HUBER CAPITAL MID CAP VALUE FUND
Comparison of the change in value of a $10,000 investment in the Huber Capital Mid Cap
Value Fund – Investor Class vs the Russell Midcap® Value Index

Average Annual Total Return
		Since Inception*
	1 Year	(12/31/15)
Huber Capital Mid Cap Value
Fund – Investor Class	19.49%	12.62%
Huber Capital Mid Cap Value
Fund – Institutional Class	19.78%	12.95%
Russell Midcap® Value Index	17.12%	15.34%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  The most recent month-end performance may be obtained by calling 1-888-482-3726 (888-HUBERCM).

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares.  Performance data shown does not reflect the 1.00% redemption fee imposed on shares held 60 days or less.  If it did, total returns would be reduced.  Indices do not incur expenses and are not available for investment.

The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe.  It includes those Russell Midcap companies with lower price-to-book ratios and lower expected growth values.

Foreign securities typically involve greater volatility and political, economic and currency risks and differences in accounting methods than domestic securities.

*  The Fund commenced operations on December 31, 2015.

Huber Funds

EXPENSE EXAMPLE – October 31, 2017 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Huber Capital Equity Income Fund (“Equity Income Fund”), Huber Capital Small Cap Value Fund (“Small Cap Value Fund”), Huber Capital Diversified Large Cap Value Fund (“Diversified Large Cap Value Fund”), and Huber Capital Mid Cap Value Fund (“Mid Cap Value Fund”) Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (5/1/17 – 10/31/17).

Actual Expenses
For each class of the Equity Income Fund, the Small Cap Value Fund, the Diversified Large Cap Value Fund and the Mid Cap Value Fund two lines are presented in the tables below – the first line for each class provides information about actual account values and actual expenses.  Actual net expenses are limited to 1.39% for Investor Class shares and 0.99% for Institutional Class shares of the Equity Income Fund, 1.75% for Investor Class shares and 1.35% for Institutional Class shares of the Small Cap Value Fund, 1.15% for Investor Class shares and 0.75% for Institutional Class shares of the Diversified Large Cap Value Fund, and 1.40% for Investor Class shares and 1.10% for Institutional Class shares of the Mid Cap Value Fund per the operating expenses limitation agreement. In addition, you may be assessed a fee for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Examples below include, but are not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your Fund and class to estimate the expenses you paid on your account during this period.

Huber Funds

EXPENSE EXAMPLE – October 31, 2017 (Unaudited), Continued

Hypothetical Example for Comparison Purposes
For each class of each Fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Equity Income Fund
	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	5/1/17	10/31/17	5/1/17 – 10/31/17	Ratio*
Investor Class
Actual	$1,000.00	$1,090.70	$7.06	1.34%
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.45	$6.82	1.34%

Institutional Class
Actual	$1,000.00	$1,091.90	$5.22	0.99%
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.21	$5.04	0.99%

Small Cap Value Fund
	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	5/1/17	10/31/17	5/1/17 – 10/31/17	Ratio*
Investor Class
Actual	$1,000.00	$1,070.00	$7.93	1.52%
Hypothetical (5% return
before expenses)	$1,000.00	$1,017.54	$7.73	1.52%

Institutional Class
Actual	$1,000.00	$1,071.00	$6.94	1.33%
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.50	$6.77	1.33%

Huber Funds

EXPENSE EXAMPLE – October 31, 2017 (Unaudited), Continued

Diversified Large Cap Value Fund
	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	5/1/17	10/31/17	5/1/17 – 10/31/17	Ratio*
Investor Class
Actual	$1,000.00	$1,108.70	$3.88	0.73%
Hypothetical (5% return
before expenses)	$1,000.00	$1,021.53	$3.72	0.73%

Institutional Class
Actual	$1,000.00	$1,108.10	$3.99	0.75%
Hypothetical (5% return
before expenses)	$1,000.00	$1,021.42	$3.82	0.75%

Mid Cap Value Fund
	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	5/1/17	10/31/17	5/1/17 – 10/31/17	Ratio*
Investor Class
Actual	$1,000.00	$1,062.90	$6.03	1.16%
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.36	$5.90	1.16%

Institutional Class
Actual	$1,000.00	$1,064.60	$4.74	0.91%
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.62	$4.63	0.91%

*
Expenses are equal to the annualized expense ratio of each class, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.

Huber Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS – October 31, 2017 (Unaudited)

HUBER CAPITAL EQUITY INCOME FUND

HUBER CAPITAL SMALL CAP VALUE FUND

Percentages represent market value as a percentage of total investments.

Huber Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS – October 31, 2017 (Unaudited)

HUBER CAPITAL DIVERSIFIED LARGE CAP VALUE FUND

HUBER CAPITAL MID CAP VALUE FUND

Percentages represent market value as a percentage of total investments.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at October 31, 2017

Shares	COMMON STOCKS - 100.05%	Value
	Aerospace & Defense - 8.13%
80,866	Arconic, Inc.	$2,031,354
17,400	Northrop Grumman Corp.	5,142,222
		7,173,576
	Air Transport - 2.17%
8,500	FedEx Corp.	1,919,385

	Banks: Diversified - 3.75%
39,600	SunTrust Banks, Inc.	2,384,316
16,500	Wells Fargo & Co.	926,310
		3,310,626
	Chemicals: Diversified - 0.80%
25,600	BASF SE - ADR	704,000

	Computer Services, Software
	& Systems - 9.47%
115,200	CA, Inc.	3,730,176
55,700	Microsoft Corp.	4,633,126
		8,363,302
	Computer Technology - 1.27%
43,000	Hewlett Packard Enterprise Co.	598,560
24,300	HP, Inc.	523,665
		1,122,225
	Diversified Financial Services - 15.07%
130,500	Bank of America Corp.	3,574,395
70,300	Citigroup, Inc.	5,167,050
45,400	JPMorgan Chase & Co.	4,567,694
		13,309,139
	Diversified Retail - 1.83%
18,500	Wal-Mart Stores, Inc.	1,615,235

	Electronic Components - 0.63%
6,095	TE Connectivity Ltd.	554,462

	Engineering & Contracting Services - 6.89%
310,130	KBR, Inc.	6,087,852

	Foods - 5.84%
22,100	ConAgra Foods, Inc.	754,936
39,783	Herbalife Ltd. (b)	2,889,042
20,800	Tyson Foods, Inc. - Class A	1,516,528
		5,160,506

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at October 31, 2017, Continued

Shares		Value
	Homebuilding - 1.62%
29,871	Lennar Corp. - Class B	$1,432,314

	Household Equipment & Products - 2.11%
31,700	Tupperware Brands Corp.	1,862,375

	Insurance: Life - 4.53%
167,000	CNO Financial Group, Inc.	4,002,990

	Insurance: Multi-Line - 2.48%
14,200	American International Group, Inc.	917,462
31,704	Voya Financial, Inc.	1,273,233
		2,190,695
	Media - 2.13%
52,200	Regal Entertainment Group - Class A	853,470
10,400	Time Warner, Inc.	1,022,216
		1,875,686
	Oil: Crude Producers - 0.23%
51,300	Chesapeake Energy Corp. (b)	200,070

	Oil: Integrated - 2.83%
30,200	BP plc - ADR	1,228,234
20,134	Royal Dutch Shell plc - Class A - ADR	1,269,046
		2,497,280
	Oil Well Equipment & Services - 0.66%
108,000	Ensco plc - Class A	582,120

	Pharmaceuticals - 10.81%
2,900	Allergan plc (a)	513,967
37,100	Eli Lilly & Co.	3,039,974
41,700	Merck & Co., Inc.	2,297,253
105,300	Pfizer, Inc.	3,691,818
		9,543,012
	Shipping - 4.85%
230,575	Euronav SA (a)	1,925,301
108,312	Golar LNG Partners LP (a)	2,357,952
		4,283,253
	Software - 0.80%
5,905	Micro Focus International plc - ADR (b)	206,262
9,800	Oracle Corp.	498,820
		705,082

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at October 31, 2017, Continued

Shares		Value
	Specialty Retail - 1.95%
10,400	Home Depot, Inc.	$1,724,112

	Steel - 0.26%
4,615	Carpenter Technology Corp.	229,781

	Telecommunications Equipment - 0.29%
9,000	ARRIS International plc (a) (b)	256,500

	Tobacco - 3.77%
31,800	Philip Morris International, Inc.	3,327,552

	Utilities: Electrical - 4.88%
19,000	Entergy Corp.	1,638,940
66,300	Exelon Corp.	2,665,923
		4,304,863
	TOTAL COMMON STOCKS
	(Cost $56,243,903)	88,337,993
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $56,243,903) - 100.05%	88,337,993
	Liabilities in Excess of
	Other Assets - (0.05)%	(43,713)
	NET ASSETS - 100.00%	$88,294,280

ADR – American Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2017

Shares	COMMON STOCKS - 97.73%	Value
	Aluminum - 2.51%
23,093	Kaiser Aluminum Corp.	$2,290,364

	Asset Management & Custodian - 10.66%
104,222	OM Asset Management plc	1,592,512
925,900	Uranium Participation Corp. (a) (b)	2,519,114
48,296	Virtus Investment Partners, Inc.	5,621,655
		9,733,281
	Banks: Diversified - 15.01%
67,656	Atlantic Capital Bancshares, Inc. (b)	1,112,941
1,901	C&F Financial Corp.	110,258
17,255	Capstar Financial Holdings, Inc. (b)	348,379
11,200	Carter Bank & Trust (b)	184,240
24,519	First Bancorp	899,848
10,556	First Citizens BancShares, Inc. - Class A	4,275,180
233,386	First Horizon National Corp.	4,380,655
190,083	Park Sterling Corp.	2,389,343
		13,700,844
	Chemicals: Specialty - 4.97%
73,335	Innospec, Inc.	4,535,770

	Commercial Vehicles & Parts - 1.10%
35,553	Miller Industries, Inc.	1,004,372

	Communications Equipment - 6.85%
290,914	Comtech Telecommunications Corp.	6,257,560

	Computer Services, Software
	& Systems - 3.08%
38,352	Science Applications International Corp.	2,812,736

	Consumer Lending - 5.34%
112,325	Enova International, Inc. (b)	1,668,026
230,324	EZCORP, Inc. - Class A (b)	2,360,821
14,513	Nelnet, Inc. - Class A	849,591
		4,878,438
	Containers & Packaging - 0.50%
14,796	UFP Technologies, Inc. (b)	456,456

	Diversified Manufacturing Operations - 2.96%
127,067	Harsco Corp. (b)	2,700,174

	Energy Equipment & Services - 0.41%
132,000	TETRA Technologies, Inc. (b)	374,880

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2017, Continued

Shares		Value
	Engineering & Contracting Services - 6.93%
322,218	KBR, Inc.	$6,325,139

	Equity REIT - Timber - 1.12%
79,937	CatchMark Timber Trust, Inc. - Class A	1,023,194

	Health Care Equipment & Surplus - 1.63%
28,578	CONMED Corp.	1,492,343

	Health Care Facilities - 0.74%
47,538	Tenet Healthcare Corp. (b)	678,843

	Homebuilding - 2.67%
87,755	William Lyon Homes - Class A (b)	2,435,201

	Household Equipment & Products - 3.35%
52,063	Tupperware Brands Corp.	3,058,701

	Insurance: Life - 4.42%
168,457	CNO Financial Group, Inc.	4,037,914

	IT Services - 0.22%
8,600	Syntel, Inc. (b)	200,896

	Oil, Gas & Consumable Fuels - 1.82%
87,524	Hoegh LNG Partners LP (a)	1,658,580

	Oil Well Equipment & Services - 0.99%
167,200	Ensco plc - Class A	901,208

	Paper - 0.94%
38,180	Kapstone Paper and Packaging Corp.	857,523

	Real Estate Investment Trusts (REITs) - 6.37%
148,327	Government Properties Income Trust	2,695,102
80,574	Granite Real Estate Investment Trust (a)	3,122,242
		5,817,344
	Restaurants - 1.74%
39,400	Boston Pizza Royalties Income Fund (a)	668,832
69,200	Pizza Pizza Royalty Corp. (a)	920,449
		1,589,281
	Shipping - 4.19%
85,900	Golar LNG Ltd. (a)	1,815,067
1,361,573	Teekay Tankers Ltd. - Class A	2,015,128
		3,830,195
	Steel - 1.18%
21,723	Carpenter Technology Corp.	1,081,588

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2017, Continued

Shares		Value
	Telecommunications Equipment - 1.71%
54,806	ARRIS International plc (a) (b)	$1,561,971

	Textiles, Apparel & Shoes - 0.40%
220,967	Iconix Brand Group, Inc. (b)	362,386

	Utilities: Electrical - 3.92%
55,310	Great Plains Energy, Inc.	1,815,827
36,914	Portland General Electric Co.	1,762,275
		3,578,102
	TOTAL COMMON STOCKS
	(Cost $68,268,039)	89,235,284

	SHORT-TERM INVESTMENTS - 2.00%
910,555	Morgan Stanley Institutional Liquidity
	Funds - Government Portfolio, 0.92% (c)	910,555
910,555	Morgan Stanley Institutional Liquidity
	Funds - Treasury Portfolio, 0.93% (c)	910,555
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,821,110)	1,821,110
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $70,089,149) - 99.73%	91,056,394
	Other Assets in Excess of Liabilities - 0.27%	249,809
	NET ASSETS - 100.00%	$91,306,203

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of October 31, 2017.

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2017

Shares	COMMON STOCKS - 98.64%	Value
	Aerospace & Defense - 6.47%
4,600	Arconic, Inc.	$115,552
700	Northrop Grumman Corp.	206,871
		322,423
	Air Transport - 1.81%
400	FedEx Corp.	90,324

	Banks: Diversified - 3.27%
1,400	SunTrust Banks, Inc.	84,294
1,400	Wells Fargo & Co.	78,596
		162,890
	Chemicals: Diversified - 1.10%
2,000	BASF SE - ADR	55,000

	Communications Equipment - 3.02%
4,400	Cisco Systems, Inc.	150,260

	Computer Services, Software
	& Systems - 9.51%
5,600	CA, Inc.	181,328
2,600	Microsoft Corp.	216,268
1,500	Oracle Corp.	76,350
		473,946
	Computer Technology - 1.52%
3,600	Hewlett Packard Enterprise Co.	50,112
1,200	HP, Inc.	25,860
		75,972
	Consumer Lending - 0.52%
1,000	Ally Financial, Inc.	26,130

	Diversified Financial Services - 13.21%
7,100	Bank of America Corp.	194,469
3,300	Citigroup, Inc.	242,549
2,200	JPMorgan Chase & Co.	221,342
		658,360
	Diversified Retail - 2.63%
1,500	Wal-Mart Stores, Inc.	130,965

	Electronic Components - 0.55%
300	TE Connectivity Ltd.	27,291

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2017, Continued

Shares		Value
	Electronic Equipment, Instruments
	& Components - 0.50%
800	Corning, Inc.	$25,048

	Engineering & Contracting Services - 8.81%
600	Fluor Corp.	25,854
21,030	KBR, Inc.	412,819
		438,673
	Financial Data & Systems - 2.14%
1,400	First Data Corp. - Class A (b)	24,934
550	Mastercard, Inc. - Class A	81,824
		106,758
	Foods - 5.97%
1,400	ConAgra Foods, Inc.	47,824
1,980	Herbalife Ltd. (b)	143,788
500	Lamb Weston Holdings, Inc.	25,495
1,100	Tyson Foods, Inc. - Class A	80,201
		297,308
	Homebuilding - 0.87%
900	Lennar Corp. - Class B	43,155

	Household Equipment & Products - 1.65%
1,400	Tupperware Brands Corp.	82,250

	Insurance: Life - 3.50%
7,273	CNO Financial Group, Inc.	174,333

	Insurance: Multi-Line - 1.66%
600	American International Group, Inc.	38,766
1,100	Voya Financial, Inc.	44,176
		82,942
	IT Services - 0.31%
171	DXC Technology Co.	15,650

	Media - 1.90%
1,577	Regal Entertainment Group - Class A	25,784
700	Time Warner, Inc.	68,803
		94,587
	Oil: Crude Producers - 0.25%
3,200	Chesapeake Energy Corp. (b)	12,480

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2017, Continued

Shares		Value
	Oil, Gas & Consumable Fuels - 0.41%
400	ConocoPhillips	$20,460

	Oil: Integrated - 3.57%
1,900	BP plc - ADR	77,273
1,600	Royal Dutch Shell plc - Class A - ADR	100,848
		178,121
	Oil Well Equipment & Services - 1.21%
11,185	Ensco plc - Class A	60,287

	Pharmaceuticals - 7.81%
100	Allergan plc (a)	17,723
1,700	Eli Lilly & Co.	139,298
1,100	Merck & Co., Inc.	60,599
4,900	Pfizer, Inc.	171,794
		389,414
	Shipping - 2.53%
1,800	Euronav SA (a)	15,030
5,100	Golar LNG Partners LP (a)	111,027
		126,057
	Software - 0.19%
274	Micro Focus International plc - ADR (b)	9,571

	Specialty Retail - 2.00%
600	Home Depot, Inc.	99,468

	Telecommunications Equipment - 0.46%
800	ARRIS International plc (a) (b)	22,800

	Tobacco - 3.15%
1,500	Philip Morris International, Inc.	156,960

	Utilities: Electrical - 5.29%
300	American Electric Power Co., Inc.	22,323
900	Entergy Corp.	77,634
3,300	Exelon Corp.	132,693
200	NextEra Energy, Inc.	31,014
		263,664

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2017, Continued

Shares		Value
	Utilities: Telecommunications - 0.85%
400	Verizon Communications, Inc.	$19,148
800	Vodafone Group plc - ADR	23,184
		42,332
	TOTAL COMMON STOCKS
	(Cost $3,447,216)	4,915,879

	SHORT-TERM INVESTMENTS - 0.81%
20,160	Morgan Stanley Institutional Liquidity
	Funds - Government Portfolio, 0.92% (c)	20,160
20,159	Morgan Stanley Institutional Liquidity
	Funds - Treasury Portfolio, 0.93% (c)	20,159
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $40,319)	40,319
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $3,487,535) - 99.45%	4,956,198
	Other Assets in Excess of Liabilities - 0.55%	27,217
	NET ASSETS - 100.00%	$4,983,415

ADR – American Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of October 31, 2017.

The accompanying notes are an integral part of these financial statements.

Huber Capital Mid Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2017

Shares	COMMON STOCKS - 94.23%	Value
	Aerospace & Defense - 2.33%
1,500	Arconic, Inc.	$37,680

	Aluminum - 2.45%
400	Kaiser Aluminum Corp.	39,672

	Asset Management & Custodian - 8.58%
16,800	Uranium Participation Corp. (a) (b)	45,708
800	Virtus Investment Partners, Inc.	93,120
		138,828
	Banks: Diversified - 12.57%
2,600	Atlantic Capital Bancshares, Inc. (b)	42,770
100	First Citizens BancShares, Inc. - Class A	40,500
3,200	First Horizon National Corp.	60,064
1,000	SunTrust Banks, Inc.	60,210
		203,544
	Chemicals: Specialty - 5.73%
1,500	Innospec, Inc.	92,775

	Communications Equipment - 7.06%
5,316	Comtech Telecommunications Corp.	114,347

	Computer Services, Software
	& Systems - 6.01%
2,100	CA, Inc.	67,998
400	Science Applications International Corp.	29,336
		97,334
	Computer Technology - 0.86%
1,000	Hewlett Packard Enterprise Co.	13,920

	Consumer Lending - 2.66%
4,200	EZCORP, Inc. - Class A (b)	43,050

	Diversified Manufacturing Operations - 1.84%
1,400	Harsco Corp. (b)	29,750

	Engineering & Contracting Services - 6.91%
5,701	KBR, Inc.	111,911

	Foods - 5.93%
200	ConAgra Foods, Inc.	6,832
700	Herbalife Ltd. (b)	50,834
466	Lamb Weston Holdings, Inc.	23,761
200	Tyson Foods, Inc. - Class A	14,582
		96,009

The accompanying notes are an integral part of these financial statements.

Huber Capital Mid Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2017, Continued

Shares		Value
	Health Care Equipment & Surplus - 0.97%
300	CONMED Corp.	$15,666

	Homebuilding - 2.31%
370	Lennar Corp. - Class B	17,742
710	William Lyon Homes - Class A (b)	19,703
		37,445
	Household Equipment & Products - 2.90%
800	Tupperware Brands Corp.	47,000

	Insurance: Life - 3.05%
2,060	CNO Financial Group, Inc.	49,378

	Media - 1.31%
1,300	Regal Entertainment Group - Class A	21,255

	Oil Well Equipment & Services - 1.73%
5,200	Ensco plc - Class A	28,028

	Paper - 0.83%
600	Kapstone Paper and Packaging Corp.	13,476

	Real Estate Investment Trusts (REITs) - 6.37%
2,900	Government Properties Income Trust	52,693
1,300	Granite Real Estate Investment Trust (a)	50,375
		103,068
	Shipping - 6.58%
3,100	Euronav SA (a)	25,885
1,000	Golar LNG Ltd. (a)	21,130
2,600	Golar LNG Partners LP (a)	56,602
2,009	Teekay Tankers Ltd. - Class A	2,973
		106,590
	Software - 0.48%
137	Micro Focus International plc - ADR (b)	4,785
100	MongoDB, Inc. (b)	3,048
		7,833
	Utilities: Electrical - 4.77%
500	Entergy Corp.	43,130
600	Great Plains Energy, Inc.	19,698
300	Portland General Electric Co.	14,322
		77,150
	TOTAL COMMON STOCKS
	(Cost $1,177,073)	1,525,709

The accompanying notes are an integral part of these financial statements.

Huber Capital Mid Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2017, Continued

Shares	SHORT-TERM INVESTMENTS - 4.15%	Value
33,582	Morgan Stanley Institutional Liquidity
	Funds - Government Portfolio, 0.92% (c)	$33,582
33,582	Morgan Stanley Institutional Liquidity
	Funds - Treasury Portfolio, 0.93% (c)	33,582
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $67,164)	67,164
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $1,244,237) - 98.38%	1,592,873
	Other Assets in Excess of Liabilities - 1.62%	26,278
	NET ASSETS - 100.00%	$1,619,151

ADR – American Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is 7-day annualized yield as of October 31, 2017.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at October 31, 2017

	Huber Capital	Huber Capital
	Equity	Small Cap
	Income Fund	Value Fund
ASSETS
Investments in securities, at value
(identified cost $56,243,903 and
$70,089,149, respectively)	$88,337,993	$91,056,394
Cash	—	2,995
Receivables
Fund shares issued	—	8
Investment securities sold	121,298	392,405
Dividends and interest	73,734	141,826
Dividend tax reclaim	8,384	2,876
Prepaid expenses	20,420	19,990
Total assets	88,561,829	91,616,494
LIABILITIES
Payables
Due to custodian	115,156	—
Fund shares redeemed	11,756	5,259
Investment securities purchased	—	91,382
Advisory fees	48,276	80,977
12b-1 distribution fees	18,984	35,021
Administration fees	14,380	18,620
Audit fees	21,400	21,400
Chief Compliance Officer fee	1,500	1,500
Custody fees	—	4,215
Fund accounting fees	8,080	7,781
Shareholder servicing fees	8,511	20,790
Transfer agent fees and expenses	10,212	13,014
Trustee fees and expenses	382	331
Accrued expenses	8,912	10,001
Total liabilities	267,549	310,291
NET ASSETS	$88,294,280	$91,306,203

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at October 31, 2017, Continued

	Huber Capital	Huber Capital
	Equity	Small Cap
	Income Fund	Value Fund
CALCULATION OF NET ASSET VALUE PER SHARE
Investor Class
Net assets applicable to shares outstanding	$7,346,651	$25,128,916
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	466,026	1,468,144
Net asset value, offering and redemption
price per share (Note 1)	$15.76	$17.12
Institutional Class
Net assets applicable to shares outstanding	$80,947,629	$66,177,287
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	5,118,603	3,815,047
Net asset value, offering and redemption
price per share (Note 1)	$15.81	$17.35
COMPONENTS OF NET ASSETS
Paid-in capital	$63,212,887	$81,288,518
Undistributed net investment income	1,007,927	597,349
Accumulated net realized loss on investments
and foreign currency	(8,020,624)	(11,546,786)
Net unrealized appreciation on investments
and foreign currency	32,094,090	20,967,122
Net assets	$88,294,280	$91,306,203

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at October 31, 2017

	Huber Capital
	Diversified	Huber Capital
	Large Cap	Mid Cap
	Value Fund	Value Fund
ASSETS
Investments in securities, at value
(identified cost $3,487,535 and
$1,244,237, respectively)	$4,956,198	$1,592,873
Receivables
Investment securities sold	55,136	53,510
Dividends and interest	4,246	4,092
Dividend tax reclaim	2,861	22
Due from Adviser (Note 4)	13,073	13,938
Prepaid expenses	3,963	9,313
Total assets	5,035,477	1,673,748
LIABILITIES
Payables
Investment securities purchased	—	6,637
12b-1 distribution fees	1,691	346
Administration fees	7,044	7,089
Audit fees	21,400	21,400
Chief Compliance Officer fee	1,500	1,500
Custody fees	1,481	2,327
Fund accounting fees	5,384	5,475
Shareholder servicing fees	4,375	699
Transfer agent fees and expenses	5,488	5,130
Trustee fees and expenses	218	213
Accrued expenses	3,481	3,781
Total liabilities	52,062	54,597
NET ASSETS	$4,983,415	$1,619,151

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at October 31, 2017, Continued

	Huber Capital
	Diversified	Huber Capital
	Large Cap	Mid Cap
	Value Fund	Value Fund
CALCULATION OF NET ASSET VALUE PER SHARE
Investor Class
Net assets applicable to shares outstanding	$1,582,256	$230,126
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	109,300	18,927
Net asset value, offering and redemption
price per share (Note 1)	$14.48	$12.16
Institutional Class
Net assets applicable to shares outstanding	$3,401,159	$1,389,025
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	233,748	113,867
Net asset value, offering and redemption
price per share (Note 1)	$14.55	$12.20
COMPONENTS OF NET ASSETS
Paid-in capital	$3,768,014	$1,312,386
Undistributed net investment income	69,619	14,037
Accumulated net realized loss on investments
and foreign currency	(322,881)	(55,617)
Net unrealized appreciation on investments
and foreign currency	1,468,663	348,345
Net assets	$4,983,415	$1,619,151

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF OPERATIONS For the Year Ended October 31, 2017

	Huber Capital	Huber Capital
	Equity	Small Cap
	Income Fund	Value Fund
INVESTMENT INCOME
Dividends (net of foreign taxes and issuance fees withheld
of $48,430 and $60,008, respectively)	$2,324,520	$2,137,509
Interest	8,217	9,648
Total investment income	2,332,737	2,147,157
Expenses
Advisory fees (Note 4)	919,171	1,006,467
Administration fees (Note 4)	94,276	103,021
Transfer agent fees and expenses (Note 4)	55,979	66,004
Fund accounting fees (Note 4)	45,366	46,699
12b-1 distribution fees – Investor Class (Note 6)	36,922	51,720
Registration fees	30,334	27,103
Audit fees	21,410	21,410
Shareholder servicing fees – Investor Class (Note 5)	18,774	25,448
Custody fees (Note 4)	18,354	22,440
Trustee fees and expenses	12,172	12,284
Chief Compliance Officer fee (Note 4)	9,000	9,000
Legal fees	8,979	9,711
Miscellaneous expense	6,694	8,546
Reports to shareholders	6,323	5,448
Insurance expense	3,154	3,586
Total expenses	1,286,908	1,418,887
Less: advisory fee waiver (Note 4)	(312,041)	(27,460)
Net expenses	974,867	1,391,427
Net investment income	1,357,870	755,730

REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain/(loss) on:
Investments	920,657	(1,904,260)
Foreign currency	(380)	525
Net change in unrealized appreciation/(depreciation) on:
Investments	17,649,106	22,728,148
Foreign currency	—	27
Net realized and unrealized gain on investments
and foreign currency	18,569,383	20,824,440
Net Increase in Net Assets Resulting
from Operations	$19,927,253	$21,580,170

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF OPERATIONS For the Year Ended October 31, 2017

	Huber Capital
	Diversified	Huber Capital
	Large Cap	Mid Cap
	Value Fund	Value Fund
INVESTMENT INCOME
Dividends (net of foreign taxes and issuance fees withheld
of $2,519 and $406, respectively)	$142,314	$33,131
Interest	1,022	381
Total investment income	143,336	33,512
Expenses
Advisory fees (Note 4)	42,576	15,574
Administration fees (Note 4)	41,229	41,100
Fund accounting fees (Note 4)	32,048	31,853
Transfer agent fees and expenses (Note 4)	31,482	30,387
Registration fees	30,871	28,947
Audit fees	21,410	21,410
Trustee fees and expenses	10,968	10,934
Custody fees (Note 4)	9,035	12,482
Chief Compliance Officer fee (Note 4)	9,000	9,000
Legal fees	6,730	7,233
12b-1 distribution fees – Investor Class (Note 6)	2,378	484
Insurance expense	1,704	1,428
Reports to shareholders	1,087	732
Shareholder servicing fees – Institutional Class (Note 5)	—	27
Shareholder servicing fees – Investor Class (Note 5)	—	194
Miscellaneous expense	3,950	2,919
Total expenses	244,468	214,704
Less: advisory fee waiver and
expenses reimbursed (Note 4)	(199,514)	(198,425)
Net expenses	44,954	16,279
Net investment income	98,382	17,233

REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain/(loss) on:
Investments	437,131	(31,426)
Foreign currency	(21)	3
Net increase from payment by affiliate on the
disposal of investments in violation of
investment restrictions (Note 10)	—	94
Net change in unrealized appreciation/(depreciation) on:
Investments	848,461	273,954
Foreign currency	—	(290)
Net realized and unrealized gain on investments	1,285,571	242,335
Net Increase in Net Assets
Resulting from Operations	$1,383,953	$259,568

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2017	October 31, 2016
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$1,357,870	$1,523,690
Net realized gain/(loss) on:
Investments	920,657	(7,439,344)
Foreign currency	(380)	(28)
Capital gain distributions from regulated
investment companies	—	1,314
Net change in unrealized appreciation on investments	17,649,106	5,299,595
Net increase/(decrease) in net assets
resulting from operations	19,927,253	(614,773)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	(214,453)	(213,755)
Institutional Class	(1,308,010)	(1,165,785)
Total distributions to shareholders	(1,522,463)	(1,379,540)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from
net change in outstanding shares (a)	(21,005,471)	(11,023,886)
Total decrease in net assets	(2,600,681)	(13,018,199)
NET ASSETS
Beginning of year	90,894,961	103,913,160
End of year	$88,294,280	$90,894,961
Undistributed net investment income
at end of year	$1,007,927	$1,172,900

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a) A summary of share transactions is as follows:

	Investor Class
	Year Ended		Year Ended
	October 31, 2017		October 31, 2016
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	43,291	$609,837	170,798	$2,125,349
Shares issued
on reinvestments
of distributions	15,207	210,777	15,182	194,484
Shares redeemed**	(853,863)	(12,616,919)	(618,479)	(7,631,782)
Net decrease	(795,365)	$(11,796,305)	(432,499)	$(5,311,949)
** Net of redemption
fees of		$20		$123

	Institutional Class
	Year Ended		Year Ended
	October 31, 2017		October 31, 2016
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	121,143	$1,829,646	316,155	$3,832,165
Shares issued
on reinvestments
of distributions	92,670	1,285,327	85,133	1,091,409
Shares redeemed	(856,172)	(12,324,139)	(855,303)	(10,635,511)
Net decrease	(642,359)	$(9,209,166)	(454,015)	$(5,711,937)

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2017	October 31, 2016
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$755,730	$1,513,230
Net realized gain/(loss) on:
Investments	(1,904,260)	(6,404,414)
Foreign currency	525	(1,460)
Capital gain distributions from regulated
investment companies	—	2,376
Net change in unrealized
appreciation/(depreciation) on:
Investments	22,728,148	(11,526,050)
Foreign currency	27	534
Net increase/(decrease) in net assets resulting
from operations	21,580,170	(16,415,784)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	(324,439)	(315,865)
Institutional Class	(1,147,740)	(1,716,263)
Total distributions to shareholders	(1,472,179)	(2,032,128)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived
from net change in outstanding shares (a)	(49,712,964)	(77,397,421)
Total decrease in net assets	(29,604,973)	(95,845,333)
NET ASSETS
Beginning of year	120,911,176	216,756,509
End of year	$91,306,203	$120,911,176
Undistributed net investment income
at end of year	$597,349	$1,311,751

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a) A summary of share transactions is as follows:

	Investor Class
	Year Ended		Year Ended
	October 31, 2017		October 31, 2016
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	25,760	$414,255	103,711	$1,426,610
Shares issued
on reinvestments
of distributions	19,352	314,089	20,603	296,276
Shares redeemed**	(380,221)	(6,048,945)	(2,126,862)	(28,026,555)
Net decrease	(335,109)	$(5,320,601)	(2,002,548)	$(26,303,669)
** Net of redemption
fees of		$9		$116

	Institutional Class
	Year Ended		Year Ended
	October 31, 2017		October 31, 2016
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	55,998	$903,593	974,507	$12,907,754
Shares issued
on reinvestments
of distributions	67,761	1,111,968	95,834	1,394,379
Shares redeemed**	(2,897,046)	(46,407,924)	(4,837,214)	(65,395,885)
Net decrease	(2,773,287)	$(44,392,363)	(3,766,873)	$(51,093,752)
** Net of redemption
fees of		$64		$1,350

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2017	October 31, 2016
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$98,382	$122,282
Net realized gain/(loss) on:
Investments	437,131	(487,465)
Foreign currency	(21)	(1)
Capital gain distributions from
regulated investment companies	—	198
Net change in unrealized appreciation
on investments	848,461	506,773
Net increase in net assets resulting
from operations	1,383,953	141,787
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	(33,892)	(27,622)
Institutional Class	(90,960)	(76,098)
Total distributions to shareholders	(124,852)	(103,720)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived
from net change in outstanding shares (a)	(3,062,131)	(100,632)
Total decrease in net assets	(1,803,030)	(62,565)
NET ASSETS
Beginning of year	6,786,445	6,849,010
End of year	$4,983,415	$6,786,445
Undistributed net investment income
at end of year	$69,619	$96,110

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a) A summary of share transactions is as follows:

	Investor Class
	Year Ended		Year Ended
	October 31, 2017		October 31, 2016
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	3,886	$50,252	2,245	$26,580
Shares issued
on reinvestments
of distributions	2,711	33,891	2,431	27,622
Shares redeemed	(70,935)	(927,115)	(21,659)	(230,917)
Net decrease	(64,338)	$(842,972)	(16,983)	$(176,715)

	Institutional Class
	Year Ended		Year Ended
	October 31, 2017		October 31, 2016
	Shares	Paid-in Capital	Shares	Paid-in Capital

Shares sold	—	$—	—	$—
Shares issued
on reinvestments
of distributions	7,247	90,960	6,675	76,098
Shares redeemed	(175,949)	(2,310,119)	(1)	(15)
Net increase/(decrease)	(168,702)	$(2,219,159)	6,674	$76,083

The accompanying notes are an integral part of these financial statements.

Huber Capital Mid Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

		December 31, 2015*
	Year Ended	to
	October 31, 2017	October 31, 2016
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income	$17,233	$13,019
Net realized gain/(loss) on:
Investments	(31,426)	(4,470)
Foreign currency	3	6
Net increase from payment by affiliate on
the disposal of investments in violation
of investment restrictions (Note 10)	94	—
Capital gain distributions from regulated
investment companies	—	20
Net change in unrealized appreciation/
(depreciation) on:
Investments	273,954	74,682
Foreign currency	(290)	(1)
Net increase in net assets resulting
from operations	259,568	83,256
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	(1,677)	—
Institutional Class	(14,112)	—
From net realized gain on investments
Investor Class	(2,606)	—
Institutional Class	(17,664)	—
Total distributions to shareholders	(36,059)	—
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding shares (a)	65,413	1,246,973
Total increase in net assets	288,922	1,330,229
NET ASSETS
Beginning of period	1,330,229	—
End of period	$1,619,151	$1,330,229
Undistributed net investment income
at end of period	$14,037	$13,045

*  Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Huber Capital Mid Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a) A summary of share transactions is as follows:

	Investor Class
			December 31, 2015*
	Year Ended		to
	October 31, 2017		October 31, 2016
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	11,629	$135,921	16,389	$146,973
Shares issued
on reinvestments
of distributions	375	4,283	—	—
Shares redeemed	(9,466)	(106,567)	—	—
Net increase	2,538	$33,637	16,389	$146,973

	Institutional Class
			December 31, 2015*
	Year Ended		to
	October 31, 2017		October 31, 2016
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	—	$—	111,086	$1,100,000
Shares issued
on reinvestments
of distributions	2,781	31,776	—	—
Net increase	2,781	$31,776	111,086	$1,100,000

* Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each year

Investor Class
	Year Ended October 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$12.90	$13.09	$14.10	$13.16	$10.18

Income from investment operations:
Net investment income^	0.17	0.17	0.12	0.22	0.12
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	2.86	(0.23)	(0.93)	0.81	2.94
Total from investment operations	3.03	(0.06)	(0.81)	1.03	3.06

Less distributions:
From net investment income	(0.17)	(0.13)	(0.20)	(0.09)	(0.08)
From net realized gain on investments	—	—	—	(0.01)	—
Total distributions	(0.17)	(0.13)	(0.20)	(0.10)	(0.08)
Redemption fees retained	0.00 ^+	0.00 ^+	0.00 ^+	0.01 ^	0.00 ^+

Net asset value, end of year	$15.76	$12.90	$13.09	$14.10	$13.16

Total return	23.71%	-0.47%	-5.73%	7.95%	30.30%

Ratios/supplemental data:
Net assets, end of year (thousands)	$7,346	$16,277	$22,167	$30,765	$10,276
Ratio of expenses to average net assets:
Before advisory fee waiver and
expense reimbursement	1.70%	1.67%	1.79%	1.82%	2.03%
After advisory fee waiver and
expense reimbursement	1.37%	1.35%~	1.43%	1.49%	1.40%
Ratio of net investment income
to average net assets:
Before advisory fee waiver and
expense reimbursement	0.85%	1.02%	0.54%	1.24%	0.44%
After advisory fee waiver and
expense reimbursement	1.18%	1.34%	0.90%	1.57%	1.07%
Portfolio turnover rate	20.49%	15.56%	15.44%	28.70%	29.36%

+	Less than $0.005.
^	Based on average shares outstanding.
~	Effective April 1, 2016, the Adviser reduced the expense cap to 1.39%.

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each year

Institutional Class
	Year Ended October 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$12.95	$13.15	$14.18	$13.21	$10.20

Income from investment operations:
Net investment income^	0.22	0.21	0.18	0.28	0.16
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	2.87	(0.22)	(0.94)	0.83	2.95
Total from investment operations	3.09	(0.01)	(0.76)	1.11	3.11

Less distributions:
From net investment income	(0.23)	(0.19)	(0.27)	(0.13)	(0.10)
From net realized gain on investments	—	—	—	(0.01)	—
Total distributions	(0.23)	(0.19)	(0.27)	(0.14)	(0.10)
Redemption fees retained	—	—	0.00 ^+	0.00 ^+	0.00 ^+
Net asset value, end of year	$15.81	$12.95	$13.15	$14.18	$13.21

Total return	24.10%	-0.06%	-5.31%	8.47%	30.73%

Ratios/supplemental data:
Net assets, end of year (thousands)	$80,948	$74,618	$81,746	$116,368	$46,752
Ratio of expenses to average net assets:
Before advisory fee waiver and
expense reimbursement	1.33%	1.31%	1.35%	1.32%	1.61%
After advisory fee waiver and
expense reimbursement	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income
to average net assets:
Before advisory fee waiver and
expense reimbursement	1.18%	1.36%	1.00%	1.64%	0.72%
After advisory fee waiver and
expense reimbursement	1.52%	1.68%	1.36%	1.97%	1.34%
Portfolio turnover rate	20.49%	15.56%	15.44%	28.70%	29.36%

+	Less than $0.005.
^	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each year

Investor Class
	Year Ended October 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$14.26	$15.12	$16.90	$17.02	$12.54

Income from investment operations:
Net investment income/(loss)^	0.09	0.11	0.03	(0.03)	(0.06)
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	2.96	(0.88)	(1.80)	(0.09)	4.57
Total from investment operations	3.05	(0.77)	(1.77)	(0.12)	4.51

Less distributions:
From net investment income	(0.19)	(0.09)	—	—	(0.03)
From net realized gain on investments	—	—	(0.01)	—	(0.00)+
Total distributions	(0.19)	(0.09)	(0.01)	—	(0.03)
Redemption fees retained	0.00 ^+	0.00 ^+	0.00 ^+	0.00 ^+	0.00 ^+

Net asset value, end of year	$17.12	$14.26	$15.12	$16.90	$17.02

Total return	21.43%	-5.13%	-10.47%	-0.71%	36.07%

Ratios/supplemental data:
Net assets, end of year (thousands)	$25,129	$25,720	$57,543	$125,084	$142,171
Ratio of expenses to average net assets:
Before advisory fee waiver and
expense reimbursement	1.65%	1.87%	2.01%	2.11%	2.19%
After advisory fee waiver and
expense reimbursement	1.63%	1.58%~	1.77%	1.85%	1.85%
Ratio of net investment income/(loss)
to average net assets:
Before advisory fee waiver and
expense reimbursement	0.53%	0.54%	(0.03%)	(0.41%)	(0.70%)
After advisory fee waiver and
expense reimbursement	0.55%	0.83%	0.21%	(0.15%)	(0.36%)
Portfolio turnover rate	23.48%	14.99%	27.30%	23.82%	4.28%

+	Less than $0.005.
^	Based on average shares outstanding.
~	Effective April 1, 2016, the Adviser reduced the expense cap to 1.75%.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each year

Institutional Class
	Year Ended October 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$14.45	$15.38	$17.14	$17.17	$12.60

Income from investment operations:
Net investment income^	0.14	0.15	0.16	0.07	0.04
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	2.99	(0.91)	(1.89)	(0.10)	4.56
Total from investment operations	3.13	(0.76)	(1.73)	(0.03)	4.60

Less distributions:
From net investment income	(0.23)	(0.17)	(0.02)	—	(0.03)
From net realized gain on investments	—	—	(0.01)	—	(0.00)+
Total distributions	(0.23)	(0.17)	(0.03)	—	(0.03)
Redemption fees retained	0.00 ^+	0.00 ^+	0.00 ^+	0.00 ^+	0.00 ^+

Net asset value, end of year	$17.35	$14.45	$15.38	$17.14	$17.17

Total return	21.74%	-4.94%	-10.07%	-0.17%	36.65%

Ratios/supplemental data:
Net assets, end of year (thousands)	$66,177	$95,191	$159,213	$200,819	$146,443
Ratio of expenses to average net assets:
Before advisory fee waiver and
expense reimbursement	1.36%	1.64%	1.59%	1.61%	1.69%
After advisory fee waiver and
expense reimbursement	1.33%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income/(loss)
to average net assets:
Before advisory fee waiver and
expense reimbursement	0.81%	0.79%	0.75%	0.14%	(0.11%)
After advisory fee waiver and
expense reimbursement	0.84%	1.08%	0.99%	0.40%	0.23%
Portfolio turnover rate	23.48%	14.99%	27.30%	23.82%	4.28%

+	Less than $0.005.
^	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class
					December 31,
					2012*
					through
	Year Ended October 31,				October 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.73	$11.62	$12.43	$12.55	$10.00

Income from investment operations:
Net investment income^	0.21	0.19	0.14	0.12	0.08
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	2.74	0.06	(0.83)	0.92	2.47
Total from investment operations	2.95	0.25	(0.69)	1.04	2.55

Less distributions:
From net investment income	(0.20)	(0.14)	(0.09)	(0.14)	—
From net realized gain on investments	—	—	(0.03)	(1.02)	—
Total distributions	(0.20)	(0.14)	(0.12)	(1.16)	—

Net asset value, end of period	$14.48	$11.73	$11.62	$12.43	$12.55

Total return	25.37%	2.23%	-5.56%	8.75%	25.50	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$1,582	$2,037	$2,215	$2,593	$89
Ratio of expenses to average net assets:
Before advisory fee waiver and
expense reimbursement	4.42%	3.86%	4.00%	7.27%	19.32	%†
After advisory fee waiver and
expense reimbursement	0.89%	1.00%~	1.15%	1.25%	1.25	%†
Ratio of net investment income/(loss)
to average net assets:
Before advisory fee waiver and
expense reimbursement	(1.90%)	(1.17%)	(1.65%)	(5.05%)	(17.18	%)†
After advisory fee waiver and
expense reimbursement	1.63%	1.69%	1.20%	0.97%	0.89	%†
Portfolio turnover rate	34.31%	25.66%	21.22%	61.96%	167.81	%‡

*	Commencement of operations.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
~	Effective April 1, 2016, the Adviser reduced the expense cap to 1.15%.

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Institutional Class
					December 31,
					2012*
					through
	Year Ended October 31,				October 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.80	$11.71	$12.50	$12.61	$10.00

Income from investment operations:
Net investment income^	0.23	0.22	0.19	0.19	0.13
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	2.75	0.06	(0.83)	0.89	2.48
Total from investment operations	2.98	0.28	(0.64)	1.08	2.61

Less distributions:
From net investment income	(0.23)	(0.19)	(0.12)	(0.17)	—
From net realized gain on investments	—	—	(0.03)	(1.02)	—
Total distributions	(0.23)	(0.19)	(0.15)	(1.19)	—

Net asset value, end of period	$14.55	$11.80	$11.71	$12.50	$12.61

Total return	25.53%	2.47%	-5.14%	9.12%	26.10	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$3,401	$4,749	$4,634	$4,882	$1,273
Ratio of expenses to average net assets:
Before advisory fee waiver and
expense reimbursement	4.25%	3.61%	3.59%	8.49%	19.27	%†
After advisory fee waiver and
expense reimbursement	0.75%	0.75%	0.75%	0.75%	0.75	%†
Ratio of net investment income/(loss)
to average net assets:
Before advisory fee waiver and
expense reimbursement	(1.72%)	(0.94%)	(1.25%)	(6.19%)	(17.16	%)†
After advisory fee waiver and
expense reimbursement	1.78%	1.92%	1.59%	1.55%	1.36	%†
Portfolio turnover rate	34.31%	25.66%	21.22%	61.96%	167.81	%‡

*	Commencement of operations.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Capital Mid Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class
		December 31, 2015*
	Year Ended	through
	October 31, 2017	October 31, 2016
Net asset value, beginning of period	$10.41	$10.00

Income from investment operations:
Net investment income^	0.10	0.08
Net realized and unrealized gain on
investments and foreign currency
related transactions	1.91	0.33
Total from investment operations	2.01	0.41

Less distributions:
From net investment income	(0.10)	—
From net realized gain on investments	(0.16)	—
Total distributions	(0.26)	—
Net asset value, end of period	$12.16	$10.41

Total return	19.49%+	4.10	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$230	$170
Ratio of expenses to average net assets:
Before advisory fee waiver and
expense reimbursement	13.89%	16.98	%†
After advisory fee waiver and
expense reimbursement	1.27%	1.32	%†~
Ratio of net investment income/(loss)
to average net assets:
Before advisory fee waiver and
expense reimbursement	(11.74)%	(14.76	)%†
After advisory fee waiver and
expense reimbursement	0.88%	0.90	%†
Portfolio turnover rate	95.79%	79.44	%‡

*	Commencement of operations.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
~	Effective April 1, 2016, the Adviser reduced the expense cap to 1.40%.
+
Includes increase from payments made by the Adviser and net gain realized of 0.00% related to the disposal of securities held in violation of an investment restriction.  Refer to Note 10 for further details.

The accompanying notes are an integral part of these financial statements.

Huber Capital Mid Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Institutional Class
		December 31, 2015*
	Year Ended	through
	October 31, 2017	October 31, 2016
Net asset value, beginning of period	$10.44	$10.00

Income from investment operations:
Net investment income^	0.13	0.11
Net realized and unrealized gain on
investments and foreign currency
related transactions	1.92	0.33
Total from investment operations	2.05	0.44

Less distributions:
From net investment income	(0.13)	—
From net realized gain on investments	(0.16)	—
Total distributions	(0.29)	—

Net asset value, end of period	$12.20	$10.44

Total return	19.78%+	4.40	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$1,389	$1,160
Ratio of expenses to average net assets:
Before advisory fee waiver and
expense reimbursement	13.77%	17.67	%†
After advisory fee waiver and
expense reimbursement	1.00%	1.04	%†
Ratio of net investment income/(loss)
to average net assets:
Before advisory fee waiver and
expense reimbursement	(11.62)%	(15.31	)%†
After advisory fee waiver and
expense reimbursement	1.15%	1.32	%†
Portfolio turnover rate	95.79%	79.44	%‡

*	Commencement of operations.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
+
Includes increase from payments made by the Adviser and net gain realized of 0.00% related to the disposal of securities held in violation of an investment restriction.  Refer to Note 10 for further details.

The accompanying notes are an integral part of these financial statements.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2017

NOTE 1 – ORGANIZATION

The Huber Capital Equity Income Fund, the Huber Capital Small Cap Value Fund, the Huber Capital Diversified Large Cap Value Fund, and the Huber Capital Mid Cap Value Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Each of the Funds has separate assets and liabilities and differing investment objectives.  The investment objective of the Huber Capital Equity Income Fund (the “Equity Income Fund”), the Huber Capital Mid Cap Value Fund (the “Mid Cap Value Fund”), and the Huber Capital Diversified Large Cap Value Fund (the “Diversified Large Cap Value Fund”) is current income and capital appreciation.  The investment objective of the Huber Capital Small Cap Value Fund (the “Small Cap Value Fund”) is capital appreciation.  The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

The Investor Class of the Equity Income Fund and the Small Cap Value Fund commenced operations on June 29, 2007.  As of October 25, 2011, the former Institutional shares were re-designated as Investor Class shares.  The Equity Income Fund and the Small Cap Value Fund Institutional Classes subsequently commenced operations on October 25, 2011. The Diversified Large Cap Value Fund commenced operations on December 31, 2012.  The Mid Cap Value Fund commenced operations on December 31, 2015.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.
B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders.  Therefore, no provision for Federal income taxes has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the tax positions of the Equity

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2017, Continued

Income Fund, the Small Cap Value Fund, and the Diversified Large Cap Value Fund, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2014 – 2016, or expected to be taken in the Funds’ 2017 tax returns.  Management has analyzed the Mid Cap Value Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year 2016, or expected to be taken in the Fund’s 2017 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions:  Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Funds based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among funds in the Trust based on a fund’s respective net assets, or by other equitable means.

The Funds distribute substantially all net investment income, if any, annually and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations which may differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2017, Continued

D.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

For the year ended October 31, 2017, the Funds made the following permanent tax adjustments on the statements of assets and liabilities:

	Undistributed	Accumulated
	Net Investment	Net Realized
	Income	Loss	Paid-in Capital
Equity Income Fund	$(380)	$380	$—
Small Cap Value Fund	2,047	(525)	(1,522)
Diversified Large Cap Value Fund	(21)	21	—
Mid Cap Value Fund	(452)	452	—

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

F.
Redemption Fees: The Funds charge a 1.00% redemption fee to shareholders who redeem shares held for 60 days or less.  Such fees are retained by the Funds and accounted for as an addition to paid-in capital.  The Equity Income Fund, the Small Cap Value Fund, the Diversified Large Cap Value Fund, and the Mid Cap Value Fund retained redemption fees of $20, $73, $0, and $0, respectively, during the year ended October 31, 2017.

G.
REITs:  The Funds have made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Funds intend to include the gross dividends from such REITs in their annual distributions to its shareholders and, accordingly, a portion of the Funds’ distributions may also be designated as a return of capital.

H.
Illiquid Securities:  A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2017, Continued

days at approximately the price at which the security is valued by a Fund.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Each Fund intends to hold no more than 15% of its net assets in illiquid securities.  At October 31, 2017, the Funds had no investments in illiquid securities.

I.
Events Subsequent to the Fiscal Year End:  In preparing the financial statements as of October 31, 2017, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speed, credit risk, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2017, Continued

the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Exchange rates are provided daily by a recognized independent pricing agent.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities – Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board. Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of October 31, 2017:

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2017, Continued

Equity Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$8,509,722	$—	$—	$8,509,722
Consumer Staples	8,488,058	—	—	8,488,058
Energy	3,279,470	—	—	3,279,470
Financial Services	22,813,450	—	—	22,813,450
Health Care	9,543,012	—	—	9,543,012
Industrials	2,031,354	—	—	2,031,354
Information Technology	705,082	—	—	705,082
Materials & Processing	933,781	—	—	933,781
Producer Durables	17,432,712	—	—	17,432,712
Technology	10,296,489	—	—	10,296,489
Utilities	4,304,863	—	—	4,304,863
Total Common Stocks	88,337,993	—	—	88,337,993
Total Investments
in Securities	$88,337,993	$—	$—	$88,337,993

Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$7,445,570	$—	$—	$7,445,570
Energy	4,749,735	—	—	4,749,735
Financial Services	39,191,014	—	—	39,191,014
Health Care	2,171,186	—	—	2,171,186
Information Technology	6,458,456	—	—	6,458,456
Materials & Processing	9,221,701	—	—	9,221,701
Producer Durables	12,044,813	—	—	12,044,813
Technology	4,374,707	—	—	4,374,707
Utilities	3,578,102	—	—	3,578,102
Total Common Stocks	89,235,284	—	—	89,235,284
Short-Term Investments	1,821,110	—	—	1,821,110
Total Investments
in Securities	$91,056,394	$—	$—	$91,056,394

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2017, Continued

Diversified Large Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$450,424	$—	$—	$450,424
Consumer Staples	454,268	—	—	454,268
Energy	271,348	—	—	271,348
Financial Services	1,211,414	—	—	1,211,414
Health Care	389,414	—	—	389,414
Industrials	115,552	—	—	115,552
Information Technology	200,529	—	—	200,529
Materials & Processing	55,000	—	—	55,000
Producer Durables	861,925	—	—	861,925
Technology	600,009	—	—	600,009
Utilities	305,996	—	—	305,996
Total Common Stocks	4,915,879	—	—	4,915,879
Short-Term Investments	40,319	—	—	40,319
Total Investments
in Securities	$4,956,198	$—	$—	$4,956,198

Mid Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$105,699	$—	$—	$105,699
Consumer Staples	96,009	—	—	96,009
Energy	134,618	—	—	134,618
Financial Services	434,800	—	—	434,800
Health Care	15,666	—	—	15,666
Industrials	179,341	—	—	179,341
Information Technology	233,435	—	—	233,435
Materials & Processing	145,923	—	—	145,923
Real Estate	103,068	—	—	103,068
Utilities	77,150	—	—	77,150
Total Common Stocks	1,525,709	—	—	1,525,709
Short-Term Investments	67,164	—	—	67,164
Total Investments
in Securities	$1,592,873	$—	$—	$1,592,873

Refer to the Funds’ schedule of investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at October 31, 2017, the end of the reporting period. The Funds recognized no transfers to/from level 1 or level 2.  There were no level 3 securities held in the Funds during the year ended October 31, 2017.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2017, Continued

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have an investment advisory agreement with Huber Capital Management, LLC (the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, the Adviser is entitled to a fee, computed daily and payable monthly.  The Equity Income Fund pays fees calculated at an annual rate of 0.99% based upon the Fund’s average daily net assets for the first $10 billion, 0.75% based upon the Fund’s average daily net assets for the next $10 billion, and 0.50% based upon the Fund’s average daily net assets in excess of $20 billion.  The Small Cap Value Fund pays fees calculated at an annual rate of 1.35% based upon the Fund’s average daily net assets for the first $5 billion and 1.00% based upon the Fund’s average daily net assets in excess of $5 billion. For the period December 1, 2016 through November 30, 2017, the Adviser has agreed to voluntarily reduce its contractual management fee from 1.35% to 0.98%. The Diversified Large Cap Value Fund pays fees calculated at an annual rate of 0.75% based upon the Fund’s average daily net assets for the first $10 billion and 0.50% based upon the Fund’s average daily net assets in excess of $10 billion.  The Mid Cap Value Fund pays fees calculated at an annual rate of 1.00% based upon the Fund’s average daily net assets.  For the year ended October 31, 2017, the Equity Income Fund, the Small Cap Value Fund, the Diversified Large Cap Value Fund, and the Mid Cap Value Fund incurred $919,171, $1,006,467, $42,576, and $15,574, respectively, in investment advisory fees.

The Funds are responsible for their own operating expenses.  The Adviser has agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses as follows:

	Investor	Institutional
	Class	Class
Huber Capital Equity Income Fund	1.39%	0.99%
Huber Capital Small Cap Value Fund	1.75%	1.35%
Huber Capital Diversified Large Cap Value Fund	1.15%	0.75%
Huber Capital Mid Cap Value Fund	1.40%	1.10%

Percent of average daily net assets of the Funds.

Any such reduction made by the Adviser in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Adviser, if so requested by the Adviser, in any subsequent month in the three year

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2017, Continued

period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the year ended October 31, 2017, the Adviser reduced its fees and absorbed Fund expenses in the amount of $312,041 for the Equity Income Fund, $27,460 for the Small Cap Value Fund, $199,514 for the Diversified Large Cap Value Fund, and $198,425 for the Mid Cap Value Fund.

Cumulative expenses and the year of expiration are as follows:

			Diversified
	Equity	Small Cap	Large Cap	Mid Cap
Year	Income Fund	Value Fund	Value Fund	Value Fund
10/31/18	$437,811	$656,781	$204,855	$—
10/31/19	303,526	430,061	189,156	169,269
10/31/20	312,041	27,460	199,514	198,425
Total	$1,053,378	$1,114,302	$593,525	$367,694

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Funds’ custodian.

For the year ended October 31, 2017, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

			Diversified
	Equity	Small Cap	Large Cap	Mid Cap
	Income Fund	Value Fund	Value Fund	Value Fund
Administration	$94,276	$103,021	$41,229	$41,100
Fund Accounting	45,366	46,699	32,048	31,853
Transfer Agency (excludes
out-of-pocket expenses)	40,250	48,167	30,358	30,181
Custody	18,354	22,440	9,035	12,482
Chief Compliance Officer	9,000	9,000	9,000	9,000

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2017, Continued

At October 31, 2017, the Funds had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank, N.A. for custody fees in the following amounts:

			Diversified
	Equity	Small Cap	Large Cap	Mid Cap
	Income Fund	Value Fund	Value Fund	Value Fund
Administration	$14,380	$18,620	$7,044	$7,089
Fund Accounting	8,080	7,781	5,384	5,475
Transfer Agency (excludes
out-of-pocket)	7,206	8,884	5,177	5,071
Custody	—	4,215	1,481	2,327
Chief Compliance Officer	1,500	1,500	1,500	1,500

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are employees of the Administrator.  The Trust’s Chief Compliance Officer is also an employee of USBFS.  A Trustee of the Trust is affiliated with USBFS and U.S. Bank N.A. as he was recently, previously employed by USBFS.  This same Trustee was recently an interested person of the Distributor.

NOTE 5 – SHAREHOLDER SERVICING FEE

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Investor Class of the Funds may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each Investor Class and at an annual rate of up to 0.10% of the average daily net assets of the Institutional Class of the Mid Cap Value Fund.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds.  The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  For the year ended October 31, 2017, the Equity Income Fund Investor Class, Small Cap Value Fund Investor Class, Mid Cap Value Fund Investor Class, and the Mid Cap Value Fund Institutional Class incurred shareholder servicing fees of $18,774, $25,448, $194 and $27 under the Agreement, respectively.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2017, Continued

NOTE 6 – 12B-1 DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Funds to pay Quasar Distributors, LLC (the “Distributor”) for distribution and related expenses at an annual rate of up to 0.25% of each Fund’s Investor Class’ average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent reimbursement for specific expenses incurred in connection with the promotion and distribution of shares.  For the year ended October 31, 2017, the Equity Income Fund Investor Class, Small Cap Value Fund Investor Class, Diversified Large Cap Value Fund Investor Class, and Mid Cap Value Investor Class paid the Distributor $36,922, $51,720, $2,378, and $484, respectively.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the year ended October 31, 2017, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were as follows:

			Diversified
	Equity	Small Cap	Large Cap	Mid Cap
	Income Fund	Value Fund	Value Fund	Value Fund
Purchases	$18,673,171	$22,777,361	$1,889,441	$1,435,808
Sales	38,113,815	72,560,823	4,828,152	1,493,089

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended October 31, 2017 and October 31, 2016 was as follows:

Equity Income Fund
	Year Ended	Year Ended
	October 31, 2017	October 31, 2016
Ordinary income	$1,522,463	$1,397,540
Long-term capital gains	—	—

Small Cap Value Fund
	Year Ended	Year Ended
	October 31, 2017	October 31, 2016
Ordinary income	$1,472,179	$2,032,128
Long-term capital gains	—	—

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2017, Continued

	Diversified Large Cap Value Fund
	Year Ended	Year Ended
	October 31, 2017	October 31, 2016
Ordinary income	$124,852	$103,720
Long-term capital gains	—	—

	Mid Cap Value Fund
	Year Ended	Year Ended
	October 31, 2017	October 31, 2016
Ordinary income	$35,471	$—
Long-term capital gains	588	—

As of October 31, 2017, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Equity	Small Cap
	Income Fund	Value Fund
Cost of investments for tax purposes (a)	$56,586,686	$70,544,325
Gross tax unrealized appreciation	33,502,074	30,054,101
Gross tax unrealized depreciation	(1,750,767)	(9,542,032)
Net tax unrealized appreciation	31,751,307	20,512,069
Undistributed ordinary income	1,007,927	597,349
Undistributed long-term capital gain	—	—
Total distributable earnings	1,007,927	597,349
Other accumulated gains/(losses)	(7,677,841)	(11,091,733)
Total accumulated earnings	$25,081,393	$10,017,685

	Diversified
	Large Cap	Mid Cap
	Value Fund	Value Fund
Cost of investments for tax purposes (a)	$3,537,771	$1,261,029
Gross tax unrealized appreciation	1,474,362	392,767
Gross tax unrealized depreciation	(55,935)	(60,923)
Net tax unrealized appreciation	1,418,427	331,844
Undistributed ordinary income	69,619	14,037
Undistributed long-term capital gain	—	—
Total distributable earnings	69,619	14,037
Other accumulated gains/(losses)	(272,645)	(39,116)
Total accumulated earnings	$1,215,401	$306,765

(a)	The difference between book-basis and tax-basis cost is attributable primarily to the tax deferral of losses on wash sales.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2017, Continued

At October 31, 2017, the Funds had capital loss carryforwards as follows:

	Capital Loss Carryforwards
	Short-Term	Long-Term
Equity Income Fund	$592,325	$7,085,516
Small Cap Value Fund	4,603,666	6,487,944
Diversified Large Cap Value Fund	130,638	142,007
Mid Cap Value Fund	—	38,825

These capital losses may be carried forward indefinitely to offset future gains.

NOTE 9 – REPORT OF THE TRUST’S SPECIAL SHAREHOLDER MEETING (UNAUDITED)

A Special Meeting of Shareholders (the “Meeting”) took place on March 3, 2017, to elect one new Trustee to the Board and to ratify the prior appointment of two current Trustees of the Board.

All Trust shareholders of record, in the aggregate across all Funds of the Trust, were entitled to attend or submit proxies.  As of the applicable record date, the Trust had 315,776,916 shares outstanding.  The results of the voting for each proposal were as follows:

Proposal No. 1.      Election of One New Trustee

Nominee	For Votes	Votes Withheld
David G. Mertens	206,896,354	1,556,814

Proposal No. 2.      Ratification of the Prior Appointment of Two Current Trustees of the Board

Current Trustee	For Votes	Votes Withheld
Gail S. Duree	205,321,820	3,131,348
Raymond B. Woolson	206,321,270	2,131,897

Effective March 3, 2017, the Board of Trustees of Advisors Series Trust consists of the following individuals:

Gail S. Duree,	Joe D. Redwine,
Independent Trustee	Interested Trustee
David G. Mertens,	George T. Wofford,
Independent Trustee	Independent Trustee
George J. Rebhan,	Raymond B. Woolson,
Independent Trustee	Independent Trustee

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2017, Continued

Effective March 13, 2017, following Mr. Wofford’s resignation, the Board of Trustees of Advisors Series Trust consists of the following individuals:

Gail S. Duree,	Joe D. Redwine,
Independent Trustee	Interested Trustee
David G. Mertens,	Raymond B. Woolson,
Independent Trustee	Independent Trustee
George J. Rebhan,
Independent Trustee

NOTE 10 – ADVISOR REIMBURSEMENT FOR LOSS

On March 28, 2017, the Fund received a reimbursement of $94 from the Adviser related to net losses incurred on the disposal of investments that were purchased in violation of the Fund’s investment restrictions during the year ended October 31, 2017.  The net reimbursement comprises the “net increase from payment by affiliate on the disposal of investments in violation of investment restrictions” in the statement of operations.

NOTE 11 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

•
Foreign Securities and Emerging Markets Risk – Investments in foreign securities and emerging markets are subject to special risks. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect each Fund’s investments. In addition, the Funds may invest in emerging markets which are more volatile than the markets of developed countries.

•
Initial Public Offering (“IPO”) Risk – The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2017, Continued

•
Value Style Investing Risk – The value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Funds may underperform other funds that use different investing styles.

•
Sector Emphasis Risk – Securities of companies in the same or related businesses, if comprising a significant portion of each Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

•
Small Companies Risk (Small Cap Value Fund only) – Investing in securities of small-sized companies may involve greater volatility than investing in larger and more established companies because companies with small market capitalizations can be subject to more abrupt or erratic share price changes than larger, more established companies.

•
Mid Cap Company Risk (Mid Cap Value Fund only) – A mid cap company may be more vulnerable to adverse business or economic events than stocks of larger companies. These stocks present greater risks than securities of larger, more diversified companies.

Huber Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees Advisors Series Trust and Shareholders of:
Huber Capital Equity Income Fund
Huber Capital Small Cap Value Fund
Huber Capital Diversified Large Cap Value Fund
Huber Capital Mid Cap Value Fund

We have audited the accompanying statements of assets and liabilities of the Huber Capital Equity Income Fund, Huber Capital Small Cap Value Fund, Huber Capital Diversified Large Cap Value Fund and Huber Capital Mid Cap Value Fund (the “Funds”), each a series of Advisors Series Trust, including the schedules of investments, as of October 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in regards to the Huber Capital Diversified Large Cap Value Fund,  financial highlights for the four years in the period then ended and for the period December 31, 2012 (commencement of operations) to October 31, 2013, in regards to the Huber Capital Mid Cap Value Fund, the statements of changes in net assets and the financial highlights for the one year in the period then ended and for the period December 31, 2015 (commencement of operations) to October 31, 2016. These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Funds are not required to have, nor were we been engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of October 31, 2017, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Huber Capital Equity Income Fund,  Huber Capital Small Cap Value Fund, Huber Capital Diversified Large Cap Value Fund and the Huber Capital Mid Cap Value Fund, as of October 31, 2017, and the results of their operations for the year then ended, and the changes in their net assets, and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 27, 2017

Huber Funds

NOTICE TO SHAREHOLDERS at October 31, 2017 (Unaudited)

For the year ended October 31, 2017, the Equity Income Fund, the Small Cap Value Fund, the Diversified Large Cap Value Fund and the Mid Cap Value Fund designated $1,522,463, $1,472,179, $124,852 and $35,471, respectively, as ordinary income for purposes of the dividends paid deduction.  For the year ended, the Mid Cap Value Fund designated $588 as long-term capital gains for purposes of the dividends paid deduction.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. For the year ended October 31, 2017, the percentage of dividends declared from net investment income designated as qualified dividend income in the Equity Income Fund, the Small Cap Value Fund, the Diversified Large Cap Value Fund and the Mid Cap Value Fund was 100%, 100%, 100% and 7.89%, respectively.

For corporate shareholders in the Equity Income Fund, the Small Cap Value Fund, the Diversified Large Cap Value Fund and the Mid Cap Value Fund, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended October 31, 2017 was 100%, 100%, 100% and 7.89%, respectively.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Equity Income Fund, the Small Cap Value Fund, the Diversified Large Cap Value Fund, and the Mid Cap Value Fund was 0%, 0%, 0%, and 55.69%, respectively.

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-888-482-3726 (888-HUBERCM) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling 1-888-482-3726 (888-HUBERCM).  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Information included in the Funds’ Form N-Q is also available by calling 1-888-482-3726 (888-HUBERCM).

Huber Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Funds.  Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

Number of
		Term of		Portfolios
		Office		in Fund	Other
	Position	and	Principal	Complex	Directorships
	Held	Length	Occupation	Overseen	Held During
Name, Address	with the	of Time	During Past	by	Past Five
and Age	Trust	Served	Five Years	Trustee(2)	Years(3)
Independent Trustees(1)

Gail S. Duree	Trustee	Indefinite	Director, Alpha	4	Trustee,
(age 71)		term;	Gamma Delta		Advisors Series
615 E. Michigan Street		since	Housing		Trust (for series
Milwaukee, WI 53202		March	Corporation		not affiliated
		2014.	(collegiate		with the Funds);
			housing		Independent
			management)		Trustee from
			(2012 to present);		1999 to 2012,
			Trustee and Chair		New Covenant
			(2000 to 2012),		Mutual Funds
			New Covenant		(an open-end
			Mutual Funds		investment
			(1999 to 2012);		company with
			Director and		4 portfolios).
Board Member,
Alpha Gamma
Delta Foundation
(philanthropic
organization)
(2005 to 2011).

David G. Mertens	Trustee	Indefinite	Retired; formerly	4	Trustee,
(age 57)		term*;	Managing Director		Advisors Series
615 E. Michigan Street		since	and Vice President,		Trust (for series
Milwaukee, WI 53202		March	Jensen Investment		not affiliated
		2017.	Management, Inc.		with the Funds).
(a privately-held
investment advisory
firm) (2002 to 2017).

George J. Rebhan	Chairman	Indefinite	Retired; formerly	4	Trustee,
(age 83)	of the	term;	President, Hotchkis		Advisors Series
615 E. Michigan Street	Board	since	and Wiley Funds		Trust (for series
Milwaukee, WI 53202	and	May	(mutual funds)		not affiliated
	Trustee	2002.	(1985 to 1993).		with the Funds);
Independent
Trustee from
1999 to 2009,
E*TRADE
Funds.

Huber Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

Number of
		Term of		Portfolios
		Office		in Fund	Other
	Position	and	Principal	Complex	Directorships
	Held	Length	Occupation	Overseen	Held During
Name, Address	with the	of Time	During Past	by	Past Five
and Age	Trust	Served	Five Years	Trustee(2)	Years(3)
Raymond B. Woolson	Trustee	Indefinite	President,	4	Trustee,
(age 58)		term*;	Apogee		Advisors Series
615 E. Michigan Street		since	Group, Inc.		Trust (for series
Milwaukee, WI 53202		January	(financial		not affiliated
		2016.	consulting		with the Funds);
			firm) (1998		Independent
			to present).		Trustee,
DoubleLine
Funds Trust (an
open-end
investment
company with
15 portfolios),
DoubleLine
Opportunistic
Credit Fund and
DoubleLine
Income
Solutions Fund,
from 2010 to
present;
Independent
Trustee,
DoubleLine
Equity Funds
from 2010
to 2016.

Interested Trustee

Joe D. Redwine(4)	Interested	Indefinite	Retired; formerly	4	Trustee,
(age 70)	Trustee	term;	President, CEO,		Advisors Series
615 E. Michigan Street		since	U.S. Bancorp		Trust (for series
Milwaukee, WI 53202		September	Fund Services,		not affiliated
		2008.	LLC (May 1991		with the Funds).
to July 2017);
formerly, Manager,
U.S. Bancorp
Fund Services,
LLC (1998 to
July 2017).

Huber Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

Term of
Office
	Position	and
	Held	Length
Name, Address	with the	of Time	Principal Occupation
and Age	Trust	Served	During Past Five Years
Officers

Douglas G. Hess	President,	Indefinite	Senior Vice President, Compliance and
(age 50)	Chief	term;	Administration, U.S. Bancorp Fund Services,
615 E. Michigan Street	Executive	June	LLC (March 1997 to present).
Milwaukee, WI 53202	Officer and	2003.
Principal
Executive
Officer

Cheryl L. King	Treasurer	Indefinite	Vice President, Compliance and
(age 56)	and	term;	Administration, U.S. Bancorp Fund Services,
615 E. Michigan Street	Principal	since	LLC (October 1998 to present).
Milwaukee, WI 53202	Financial	December
	Officer	2007.

Kevin J. Hayden	Assistant	Indefinite	Vice President, Compliance and
(age 46)	Treasurer	term;	Administration, U.S. Bancorp Fund Services,
615 E. Michigan Street		since	LLC (June 2005 to present).
Milwaukee, WI 53202		September
2013.

Michael L. Ceccato	Vice	Indefinite	Senior Vice President, U.S. Bancorp Fund
(age 60)	President,	term;	Services, LLC and Vice President,
615 E. Michigan Street	Chief	since	U.S. Bank N.A. (February 2008 to present).
Milwaukee, WI 53202	Compliance	September
	Officer and	2009.
AML Officer

Jeanine M. Bajczyk, Esq.	Secretary	Indefinite	Senior Vice President and Counsel,
(age 52)		term;	U.S. Bancorp Fund Services, LLC
615 E. Michigan Street		since	(May 2006 to present).
Milwaukee, WI 53202		September
2015.

Huber Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

Term of
Office
	Position	and
	Held	Length
Name, Address	with the	of Time	Principal Occupation
and Age	Trust	Served	During Past Five Years
Emily R. Enslow, Esq.	Assistant	Indefinite	Assistant Vice President, U.S. Bancorp Fund
(age 30)	Secretary	term;	Services, LLC (July 2013 to present);
615 E. Michigan Street		since	Proxy Voting Coordinator and Class Action
Milwaukee, WI 53202		September	Administrator, Artisan Partners Limited
		2015.	Partnership (September 2012 to July 2013);
Legal Internship, Artisan Partners Limited
Partnership (February 2012 to September
2012); J.D. Graduate, Marquette University
Law School (2009 to 2012).

*
Under the Trust’s Agreement and Declaration of Trust, a Trustee serves during the continued lifetime of the Trust until he/she dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the election and qualification of his/her successor.  In addition, the Trustees have designated a mandatory retirement age of 75, such that each Trustee first elected or appointed to the Board after December 1, 2015, serving as such on the date he or she reaches the age of 75, shall submit his or her resignation not later than the last day of the calendar year in which his or her 75th birthday occurs.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of October 31, 2017, the Trust was comprised of 45 active portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

(3)
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

(4)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he was recently an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

The Statement of Additional Information includes additional information about the Funds’ Trustees and Officers and is available, without charge, upon request by calling 1-888-482-3726 (888-HUBERCM).

Huber Funds

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-482-3726 (888-HUBERCM) to request individual copies of these documents.  Once the Transfer Agent receive notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Huber Funds

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•   Information we receive about you on applications or other forms;

•   Information you give us orally; and/or

•   Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Adviser
Huber Capital Management, LLC
2321 Rosecrans Ave., Suite 3245
El Segundo, California 90245

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York  10103

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-888-482-3726 (888-HUBERCM)

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Huber Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus, please call 1-888-482-3726 (888-HUBERCM). Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Ms. Gail S. Duree is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2017	FYE 10/31/2016
Audit Fees	$71,600	$65,800
Audit-Related Fees	N/A	N/A
Tax Fees	$14,000	$13,600
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2017	FYE 10/31/2016
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2017	FYE 10/31/2016
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

(a)   Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)   Not Applicable

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

       Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

      (4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President/Chief Executive
Officer/Principal Executive Officer

Date    1/9/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President/Chief Executive Officer/
Principal Executive Officer

Date    1/9/18

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer/Principal Financial Officer

Date    1/9/18

* Print the name and title of each signing officer under his or her signature.